UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10431

InvestEd Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS
InvestEd Aggressive Portfolio (in thousands)	MARCH 31, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Advantus Bond Fund, Class N	57	$598
Ivy Bond Fund, Class N	15	91
Ivy Core Equity Fund, Class N	75	1,235
Ivy Emerging Markets Equity Fund, Class N	54	1,222
Ivy Global Bond Fund, Class N	10	92
Ivy Government Securities Fund, Class N	86	456
Ivy High Income Fund, Class N	13	94
Ivy International Core Equity Fund, Class N	191	3,848
Ivy Large Cap Growth Fund, Class N	89	2,139
Ivy LaSalle Global Real Estate Fund, Class N	52	545
Ivy Limited-Term Bond Fund, Class N	35	368
Ivy Mid Cap Growth Fund, Class N	38	989
Ivy Mid Cap Income Opportunities Fund, Class N	69	956
Ivy ProShares MSCI ACWI Index Fund, Class N	149	1,692
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	36	359
Ivy ProShares S&P 500 Bond Index Fund, Class N	14	136
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	128	1,418
Ivy Small Cap Core Fund, Class N	5	91
Ivy Small Cap Growth Fund, Class N	16	398
Ivy Value Fund, Class N	92	2,158

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$18,885
(Cost: $18,554)

SHORT-TERM SECURITIES	Principal
Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4-5-18 (A)	$33	33

TOTAL SHORT-TERM SECURITIES – 0.2%		$33
(Cost: $33)

TOTAL INVESTMENT SECURITIES – 100.1%		$18,918
(Cost: $18,587)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(15)

NET ASSETS – 100.0%		$18,903

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$18,885	$—	$—
Short-Term Securities	—	33	—
Total	$18,885	$33	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:
Cost	$18,587

Gross unrealized appreciation	398
Gross unrealized depreciation	(67)

Net unrealized appreciation	$331

SCHEDULE OF INVESTMENTS InvestEd Balanced Portfolio (in thousands)	MARCH 31, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Advantus Bond Fund, Class N	946	$9,999
Ivy Bond Fund, Class N	195	1,185
Ivy Core Equity Fund, Class N	227	3,744
Ivy Emerging Markets Equity Fund, Class N	146	3,280
Ivy Global Bond Fund, Class N	311	3,006
Ivy Government Securities Fund, Class N	1,345	7,129
Ivy High Income Fund, Class N	193	1,448
Ivy International Core Equity Fund, Class N	509	10,270
Ivy Large Cap Growth Fund, Class N	267	6,389
Ivy LaSalle Global Real Estate Fund, Class N	114	1,185
Ivy Limited-Term Bond Fund, Class N	676	7,194
Ivy Mid Cap Growth Fund, Class N	100	2,600
Ivy Mid Cap Income Opportunities Fund, Class N	182	2,510
Ivy ProShares MSCI ACWI Index Fund, Class N	543	6,173
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	117	1,168
Ivy ProShares S&P 500 Bond Index Fund, Class N	202	1,972
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	373	4,144
Ivy Small Cap Core Fund, Class N	20	399
Ivy Small Cap Growth Fund, Class N	53	1,307
Ivy Value Fund, Class N	281	6,584

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$81,686
(Cost: $81,080)

SHORT-TERM SECURITIES	Principal
Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4-5-18 (A)	$114	114

TOTAL SHORT-TERM SECURITIES – 0.1%		$114
(Cost: $114)

TOTAL INVESTMENT SECURITIES – 100.1%		$81,800
(Cost: $81,194)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(76)

NET ASSETS – 100.0%		$81,724

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$81,686	$—	$—
Short-Term Securities	—	114	—
Total	$81,686	$114	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$81,194

Gross unrealized appreciation	1,412
Gross unrealized depreciation	(806)

Net unrealized appreciation	$606

SCHEDULE OF INVESTMENTS InvestEd Conservative Portfolio (in thousands)	MARCH 31, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Advantus Bond Fund, Class N	1,476	$15,600
Ivy Bond Fund, Class N	304	1,848
Ivy Core Equity Fund, Class N	184	3,036
Ivy Emerging Markets Equity Fund, Class N	76	1,708
Ivy Global Bond Fund, Class N	431	4,169
Ivy Government Securities Fund, Class N	2,098	11,117
Ivy High Income Fund, Class N	288	2,154
Ivy International Core Equity Fund, Class N	318	6,418
Ivy Large Cap Growth Fund, Class N	223	5,331
Ivy LaSalle Global Real Estate Fund, Class N	59	616
Ivy Limited-Term Bond Fund, Class N	1,094	11,641
Ivy Mid Cap Growth Fund, Class N	69	1,808
Ivy Mid Cap Income Opportunities Fund, Class N	127	1,744
Ivy ProShares MSCI ACWI Index Fund, Class N	358	4,073
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	61	607
Ivy ProShares S&P 500 Bond Index Fund, Class N	336	3,280
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	311	3,455
Ivy Small Cap Core Fund, Class N	10	208
Ivy Small Cap Growth Fund, Class N	19	454
Ivy Value Fund, Class N	220	5,149

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$84,416
(Cost: $84,621)

SHORT-TERM SECURITIES	Principal
Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4-5-18 (A)	$143	143

TOTAL SHORT-TERM SECURITIES – 0.2%		$143
(Cost: $143)

TOTAL INVESTMENT SECURITIES – 100.2%		$84,559
(Cost: $84,764)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(163)

NET ASSETS – 100.0%		$84,396

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$84,416	$—	$—
Short-Term Securities	—	143	—
Total	$84,416	$143	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$84,764

Gross unrealized appreciation	1,007
Gross unrealized depreciation	(1,212)

Net unrealized depreciation	$(205)

SCHEDULE OF INVESTMENTS InvestEd Fixed Income Portfolio (in thousands)	MARCH 31, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Advantus Bond Fund, Class N	314	$3,316
Ivy Bond Fund, Class N	72	437
Ivy Global Bond Fund, Class N	206	1,993
Ivy Government Money Market Fund, Class N	7,797	7,797
Ivy Government Securities Fund, Class N	826	4,377
Ivy Limited-Term Bond Fund, Class N	2,387	25,393
Ivy ProShares S&P 500 Bond Index Fund, Class N	89	872

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$44,185
(Cost: $44,898)

SHORT-TERM SECURITIES	Principal
Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4-5-18 (A)	$189	189

TOTAL SHORT-TERM SECURITIES – 0.4%		$189
(Cost: $189)

TOTAL INVESTMENT SECURITIES – 100.2%		$44,374
(Cost: $45,087)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(99)

NET ASSETS – 100.0%		$44,275

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$44,185	$—	$—
Short-Term Securities	—	189	—
Total	$44,185	$189	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$45,087

Gross unrealized appreciation	—
Gross unrealized depreciation	(713)

Net unrealized depreciation	$(713)

SCHEDULE OF INVESTMENTS InvestEd Growth Portfolio (in thousands)	MARCH 31, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Advantus Bond Fund, Class N	922	$9,742
Ivy Bond Fund, Class N	211	1,282
Ivy Core Equity Fund, Class N	451	7,444
Ivy Emerging Markets Equity Fund, Class N	297	6,666
Ivy Global Bond Fund, Class N	303	2,929
Ivy Government Securities Fund, Class N	1,334	7,073
Ivy High Income Fund, Class N	224	1,681
Ivy International Core Equity Fund, Class N	1,093	22,040
Ivy Large Cap Growth Fund, Class N	551	13,168
Ivy LaSalle Global Real Estate Fund, Class N	246	2,564
Ivy Limited-Term Bond Fund, Class N	732	7,789
Ivy Mid Cap Growth Fund, Class N	190	4,936
Ivy Mid Cap Income Opportunities Fund, Class N	346	4,763
Ivy ProShares MSCI ACWI Index Fund, Class N	1,001	11,376
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	253	2,527
Ivy ProShares S&P 500 Bond Index Fund, Class N	197	1,921
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	788	8,760
Ivy Small Cap Core Fund, Class N	33	649
Ivy Small Cap Growth Fund, Class N	116	2,835
Ivy Value Fund, Class N	571	13,389

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$133,534
(Cost: $131,574)

SHORT-TERM SECURITIES	Principal
Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4-5-18 (A)	$247	247

TOTAL SHORT-TERM SECURITIES – 0.2%		$247
(Cost: $247)

TOTAL INVESTMENT SECURITIES – 100.2%		$133,781
(Cost: $131,821)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(294)

NET ASSETS – 100.0%		$133,487

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$133,534	$—	$—
Short-Term Securities	—	247	—
Total	$133,534	$247	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$131,821

Gross unrealized appreciation	2,873
Gross unrealized depreciation	(913)

Net unrealized appreciation	$1,960

SCHEDULE OF INVESTMENTS InvestEd Income Portfolio (in thousands)	MARCH 31, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Advantus Bond Fund, Class N	1,731	$18,297
Ivy Bond Fund, Class N	357	2,168
Ivy Core Equity Fund, Class N	153	2,533
Ivy Emerging Markets Equity Fund, Class N	45	999
Ivy Global Bond Fund, Class N	328	3,177
Ivy Government Securities Fund, Class N	2,552	13,528
Ivy High Income Fund, Class N	236	1,765
Ivy International Core Equity Fund, Class N	223	4,505
Ivy Large Cap Growth Fund, Class N	152	3,629
Ivy LaSalle Global Real Estate Fund, Class N	46	482
Ivy Limited-Term Bond Fund, Class N	2,840	30,220
Ivy Mid Cap Growth Fund, Class N	41	1,055
Ivy Mid Cap Income Opportunities Fund, Class N	74	1,019
Ivy ProShares MSCI ACWI Index Fund, Class N	309	3,509
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	48	475
Ivy ProShares S&P 500 Bond Index Fund, Class N	394	3,850
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	227	2,523
Ivy Small Cap Core Fund, Class N	12	243
Ivy Small Cap Growth Fund, Class N	11	265
Ivy Value Fund, Class N	171	4,009

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$98,251
(Cost: $99,101)

SHORT-TERM SECURITIES	Principal
Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4-5-18 (A)	$113	113

TOTAL SHORT-TERM SECURITIES – 0.1%		$113
(Cost: $113)

TOTAL INVESTMENT SECURITIES – 100.1%		$98,364
(Cost: $99,214)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(111)

NET ASSETS – 100.0%		$98,253

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$98,251	$—	$—
Short-Term Securities	—	113	—
Total	$98,251	$113	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$99,214

Gross unrealized appreciation	699
Gross unrealized depreciation	(1,549)

Net unrealized depreciation	$(850)

ITEM 2.     CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.     EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

InvestEd Portfolios
(Registrant)

By:	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: May 29, 2018

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 29, 2018